Fair Value Measurements - Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis (Details) $ in Thousands	3 Months Ended
Mar. 31, 2025 USD ($)
Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis [Line Items]
Balance	$ 1,164
Establishment of earnout and warrant liabilities	140,291
Change in estimated fair value	(60,300)
Settlement of the Note upon conversion	(448)
Balance	80,707
Derivative liability [Member] | Level 3 [Member]
Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis [Line Items]
Balance	1,164
Establishment of earnout and warrant liabilities
Change in estimated fair value	(716)
Settlement of the Note upon conversion	(448)
Balance
Earnout Liability [Member] | Level 3 [Member]
Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis [Line Items]
Balance
Establishment of earnout and warrant liabilities	99,639
Change in estimated fair value	(53,407)
Settlement of the Note upon conversion
Balance	46,232
Warrant liability [Member] | Level 3 [Member]
Schedule of Level 3 of the Fair Value Hierarchy Measured at Fair Value on a Recurring Basis [Line Items]
Balance
Establishment of earnout and warrant liabilities	40,652
Change in estimated fair value	(6,177)
Settlement of the Note upon conversion
Balance	$ 34,475